Subsequent Events - Additional Information (Details) R$ / shares in Units, R$ in Millions						12 Months Ended
		Apr. 01, 2024 BRL (R$)	Mar. 15, 2024 BRL (R$) shares	Mar. 13, 2024 shares	Apr. 14, 2023 BRL (R$) MW	Dec. 31, 2023 BRL (R$) R$ / shares MW shares	Mar. 31, 2024 BRL (R$)	Mar. 27, 2024 BRL (R$)	Mar. 21, 2024 BRL (R$)	Feb. 09, 2024 BRL (R$)	Nov. 22, 2023 BRL (R$)	Oct. 06, 2023 BRL (R$)	Aug. 10, 2023 BRL (R$)	May 30, 2023	Mar. 20, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$) shares
IfrsStatementLineItems [Line Items]
Current subsidy receivable						R$ 196										R$ 159
Forecast current subsidy receivable due in April 2024						101
Forecast current subsidy receivable due in May 2024						101
Forecast current subsidy receivable due in March to May two thousand twenty four						304
Share capital						11,007										11,007
Profit reserve exceed share capital						986
Future earnings reserve share capital						11,993
Capital reserves						R$ 2,250										R$ 2,250	R$ 2,250
Issuance of shares | shares						2,201,370,688										2,201,370,688	1,693,362,068
Interest on equity						R$ 2,592										R$ 1,983	R$ 956
Assets													R$ 48
Installed capacity | MW						3,601.7
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | R$ / shares						R$ 5										R$ 5
Number of shares issued | shares						220,754,287
Preference shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						1,465,523,064										1,465,523,064	1,127,325,434
Number of shares issued | shares						439,656,920
Restated two [Member]
IfrsStatementLineItems [Line Items]
Capital reserves						R$ 1,857
Retained earnings reserve						R$ 1,445
Issuance of shares | shares						660,411,207
Par value | R$ / shares						R$ 5
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable							R$ 101			R$ 297
Unsecured non-convertible debentures issued | shares				2
Debentures issued | shares			2
Share capital			R$ 14,309
Minimum value for single batch of power plants		R$ 29
Interest on equity									R$ 386
Declaration of Interest on Equity						the Board of Directors approved declaration of Interest on Equity for the 2024 business year, in the amount of R$386, to be paid in two equal installments, by June 30 and by December 30, 2025, to stockholders whose names were on the Company’s Nominal Share Registry on March 26, 2024.
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Number of value sold	[1]														R$ 55
Total consideration					R$ 200
Equity interest					49.90%
Cemiggt [Member] | Furnas Centrais Eletricas S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate															7.53%
Cemiggt [Member] | Santo Antnio Energia S.A. [member]
IfrsStatementLineItems [Line Items]
Number of value sold															R$ 55
Retiro Baixo And Baguari [Member]
IfrsStatementLineItems [Line Items]
Installed capacity | MW					81.1
Alianca Energia SA [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Total consideration								R$ 2,700
Equity interest								45.00%
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Total consideration											R$ 190
Installed capacity | MW					34.8
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Total consideration					R$ 393							R$ 393
Equity interest					69.39%							69.39%		49.00%
Installed capacity | MW					140

[1]	The effects of the sale are presented in the results of the Holdings/Holding operating segment in note 5.